Schedule of investments
Delaware Small Cap Growth Fund	June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.87%♦
Communication Services — 2.19%
Eventbrite Class A †	255,165	$4,848,135
		4,848,135
Consumer Discretionary — 17.65%
Malibu Boats Class A †	60,930	4,467,997
Ollie's Bargain Outlet Holdings †	34,420	2,895,755
Planet Fitness Class A †	85,560	6,438,390
Shake Shack Class A †	47,170	5,048,133
TopBuild †	23,405	4,629,041
Wingstop	36,180	5,703,053
YETI Holdings †	107,806	9,898,747
		39,081,116
Consumer Staples — 8.68%
Boston Beer Class A †	3,206	3,272,685
Chefs' Warehouse †	206,695	6,579,102
Freshpet †	17,891	2,915,517
Performance Food Group †	133,112	6,454,601
		19,221,905
Financials — 3.70%
Trupanion †	71,070	8,180,157
		8,180,157
Healthcare — 33.92%
1Life Healthcare †	206,595	6,830,031
CRISPR Therapeutics †	59,628	9,653,177
Inari Medical †	98,177	9,157,950
Inspire Medical Systems †	40,750	7,875,345
Invitae †	246,221	8,305,034
Pacira BioSciences †	123,684	7,505,145
PetIQ †	23,685	914,241
Progyny †	178,601	10,537,459
Quanterix †	152,936	8,971,226
Repligen †	26,750	5,339,835
		75,089,443
Industrials — 4.97%
AZEK †	133,327	5,661,064
SiteOne Landscape Supply †	31,610	5,350,309
		11,011,373
Information Technology — 28.76%
Everbridge †	41,294	5,619,287
Flex †	244,165	4,363,229
NQ-241 [6/21] 8/21 (1751124)    1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Globant †	25,660	$5,624,159
Lattice Semiconductor †	124,388	6,988,118
MACOM Technology Solutions Holdings †	59,040	3,783,283
nCino †	64,270	3,851,058
Rapid7 †	67,216	6,360,650
Shift4 Payments Class A †	86,820	8,136,770
Sprout Social Class A †	128,085	11,453,361
Varonis Systems †	130,080	7,495,210
		63,675,125
Total Common Stock (cost $182,200,699)		221,107,254

Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.08%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	47,417	47,417
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	47,417	47,417
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	47,417	47,417
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	47,417	47,417
Total Short-Term Investments (cost $189,668)		189,668
Total Value of Securities—99.95% (cost $182,390,367)		221,296,922

Receivables and Other Assets Net of Liabilities—0.05%		107,640
Net Assets Applicable to 12,049,572 Shares Outstanding—100.00%		$221,404,562
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-241 [6/21] 8/21 (1751124)